Principal Accounting Policies (Narrative - Employee Benefits, Government Subsidies, Segment Reporting, Deferred offering costs (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Employee Benefits
Employee benefit expenses	¥ 263,618	¥ 256,801	¥ 131,291
Government Subsidies
Government subsidies	¥ 27,322	¥ 21,098	¥ 12,175
Segment Reporting
Number of reportable segments | item	1